united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

SIERRA CORE RETIREMENT FUND
SIERRA STRATEGIC INCOME FUND

Annual Report
September 30, 2016

1-866-738-4363
www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Letter to Shareholders, November 2016

Dear Shareholders:

During the first four to five months of the fiscal year ended September 30, 2016, the portfolios of both the Sierra Core Retirement Fund and the Sierra Strategic Income Fund were defensively positioned. Among other things, concerns over growth in China and worries about the timing and impact of the first Federal Reserve rate increase in nine years weighed on markets globally. As the rate increase was digested and as energy prices recovered, many asset classes turned upward beginning in late January and into February. The Portfolio Management team adjusted the Funds to gain from these positive trends. Further details on those changes are detailed below.

We are pleased to report that the Core Fund earned 5.99% for Class R shares for the fiscal year. The Sierra Strategic Income Fund also benefitted from a shift from defensive positioning to more offensive and earned 7.55% for Class R shares for the same period.

Sierra Core Retirement Fund

Long-term performance is always a focus of our Portfolio Management team, and we are further pleased to report the strong performance of both Funds since inception. The Sierra Core Retirement Fund Class R shares since inception December 24, 2007 to September 30, 2016 achieved an average annualized return of +5.78% and a cumulative return of +63.66%. During the same period, the Morningstar Allocation 30-50% Equity Category Average (previously named the Conservative Allocation Category), the Core Fund’s Benchmark, earned an annualized return of +3.82% and a cumulative return of +38.91%.

For the one year period ending September 30, 2016, the Sierra Core Retirement Fund returned 5.99% while the Morningstar Allocation 30-50% Equity Category Average gained 8.08%. The underperformance relative to the category average reflects the Fund’s considerably lower risk characteristics and smaller allocations to U.S. and international stock markets.

The performance data quoted here represent past performance for the Class R shares (symbol SIRRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2017, to ensure that the net annual fund operating expenses will not exceed 1.75% for Class A and Class I, 1.90% for Class A1 and I1, 2.50% for Class C, and 1.50% for Class R.

The total annual operating expenses, including expenses of the underlying funds (estimated at 0.60% per year) are 2.31% for Class A and Class I shares, 2.47% for Class A1, 2.46% for I1 shares, 3.07% for Class C shares and 2.11% for Class R shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Strategic Income Fund

The Sierra Strategic Income Fund Class R shares, from its inception of December 27, 2011 to September 30, 2016, achieved an average annualized return of +4.91% and a cumulative performance of +25.63%. During the same period, the Barclays Capital U.S. Aggregate Bond Index, the Strategic Income Fund’s benchmark, had an average annualized return of +3.13% and a cumulative return of +15.79%.

For the one year period ending September 30, 2016, the Strategic Income Fund bested its benchmark, earning +7.55% versus +5.19% for the Barclays Capital U.S. Aggregate Bond Index. The Fund’s outperformance was primarily due to the Portfolio Management team’s responses to trend reversals in a number of asset classes in late January and early February. Allocations to “risk-on” asset classes such as high-yield bonds and emerging markets debt were productive for the Fund during the period.

The performance data quoted here represent past performance for the Class R shares (symbol SSIRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2017, to ensure that the net annual fund operating expenses will not exceed 1.30% for Class A and Class I, 1.90% for Class C, 1.00% for Class R, and 0.95% for Class Y. Absent this arrangement, the Fund’s returns for some share classes would have been lower.

The total annual operating expenses, including expenses of the underlying funds (estimated at 0.65% per year) are 1.95% for Class A and Class I shares, 2.55% for Class C shares, 1.62% for Class R shares and 1.60% for Class Y shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Comments applicable to both Funds:

From October through December, 2015, both Funds acted on “sell” signals across a number of asset classes. Although broad market metrics such as the S&P 500 showed strength through the end of 2015, the underlying breadth in the U.S. and global stock markets as well as credit-sensitive bond markets signaled otherwise. As a result, closing the calendar year 2015, both Funds were defensively positioned holding notably heavy cash (or equivalent) positions. In January, plummeting energy prices, fueled by fears of a meltdown in China, and confusion over the impact of the first interest rate hike by the Federal Reserve in nine years continued to push prices lower for many markets. The conservative posture of both Funds held up well in this environment.

By the end of January 2016 and continuing through February, many “risk-on” asset classes began to turn up as energy prices recovered and the Federal Reserve move was not as worrisome as some feared. The large cash positions in both Funds were deployed into allocations to high yield corporate bonds, emerging markets debt, preferred stock and floating rate loans. The Core Fund also allocated and invested in international stocks. At the same time, the largest allocation in both Funds was to municipal bonds, which continued to trend up with low volatility. These responses by the Portfolio Management team resulted in the positive performance since the start of the year.

Over the period discussed, the Federal Reserve has maintained a measured move back to a more normal interest rate environment. Economic growth has been modest as evidenced by an improving employment picture, among other factors.

Most recently, we have observed a steepening of the yield curve and some hints of inflation. Volatility in the U.S. and global stock markets has increased driven primarily by political turmoil. Uncertainty and fear will always pose a challenge to investors, especially to conservative investment managerslike Sierra.

We believe that both Funds are appropriately allocated for the current economic environment and have the potential to provide returns consistent with our long-term goals. As tactical investment managers, the key is that we do not predict what is going to occur, but rather react to what actually is taking place in the investment markets we monitor.

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We at Sierra appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD
Kenneth L. Sleeper, MBA, PhD
Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Class R shares assuming reinvestment of dividends and capital gains.

Drawdown is an indicator of the risk of a portfolio chosen based on a certain strategy. It measures the largest single drop from peak to bottom in the value of a portfolio before a new peak is achieved.

The Morningstar Allocation 30-50% Equity category (previously named the Conservative Allocation Category) is comprised of portfolios that seek to provide both capital appreciation and income by investing in stocks, bonds and cash.

Barclays Capital U.S. Aggregate Bond Index, formerly called the Lehman Aggregate Bond Index, is a broad-based index maintained by Barclays Capital that is often used to represent investment-grade bonds traded in the United States.

The S&P 500 Index®, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely-held common stocks. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

7933-NLD-11/11/2016

SIERRA CORE RETIREMENT FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Inception**- September 30, 2016	Annualized Inception***- September 30, 2016	Annualized Inception****- September 30, 2016
Sierra Core Retirement Fund – Class A	5.72%	2.99%	2.82%	5.56%	—	—
Sierra Core Retirement Fund – Class A with load	(0.34)%	0.97%	1.61%	4.85%	—	—
Sierra Core Retirement Fund – Class C	4.93%	2.21%	2.05%	—	2.63%	—
Sierra Core Retirement Fund – Class I	5.71%	2.97%	2.81%	5.54%	—	—
Sierra Core Retirement Fund – Class R	5.99%	3.23%	3.05%	5.78%	—	—
Sierra Core Retirement Fund – Class Al	5.53%	2.81%	—	—	—	2.41%
Sierra Core Retirement Fund – Class Al with load	(0.54)%	0.81%	—	—	—	1.01%
Sierra Core Retirement Fund – Class |1	5.52%	2.82%	—	—	—	2.43%
Morningstar Allocation 30-50% Equity Category Average	8.08%	4.07%	6.68%	3.82%	5.66%	5.09%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class I1 returns are calculated using the traded NAV on September 30, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.31% for Class A and Class I shares, 2.11% for Class R shares, 3.07% for Class C shares, 2.47% for Class A1 shares and 2.46% for Class I1 per the January 28, 2016 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, I and R shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Allocation 30-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated.

SIERRA CORE RETIREMENT FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2016

Comparison of the Change in Value of a $10,000 Investment

The Fund’s top asset classes as of September 30, 2016, are as follows:

Asset Class	% of Net Assets

Mutual Funds - Debt Funds	91.1%
Mutual Funds - Equity Funds	8.0%
Mutual Funds - Alternative Investment	0.9%
Mutual Funds - Asset Allocation Fund	0.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, compared to its benchmark:

			Annualized
		Annualized	Inception**-
	One Year	Three Year	September 30, 2016
Sierra Strategic Income Fund – Class A	7.26%	4.47%	4.60%
Sierra Strategic Income Fund – Class A with load	1.08%	2.43%	3.31%
Sierra Strategic Income Fund – Class C	6.61%	3.84%	3.97%
Sierra Strategic Income Fund – Class I	7.21%	4.45%	4.62%
Sierra Strategic Income Fund – Class R	7.55%	4.81%	4.91%
Sierra Strategic Income Fund – Class Y	7.41%	4.77%	4.90%
Barclays U.S. Capital Aggregate Bond Index	5.19%	4.03%	3.13%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class A, Class I and Class Y shares total returns are calculated starting with the traded NAV on September 30, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.02% for Class A, 2.00% for Class I shares, 1.62% for Class R shares, 1.61% for Class Y shares and 2.63% for Class C shares per the January 28, 2016 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Barclays U.S. Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2016

The Fund’s top asset classes as of September 30, 2016, are as follows:

Asset Class	% of Net Assets
Mutual Funds - Debt Funds	95.6%
Mutual Funds - Alternative Investment	4.1%
Mutual Funds - Asset Allocation Fund	0.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Value
	MUTUAL FUNDS - 100.0%
	ALTERNATIVE INVESTMENT - 0.9%
382,074	AQR Equity Market Neutral Fund - Class I	$4,458,806
1	AQR Style Premia Alternative Fund - Class I	10
		4,458,816
	ASSET ALLOCATION FUND - 0.0%
1	361 Managed Futures Fund - Class I **	11

	DEBT FUNDS - 91.1%
5,199,148	AB High Income - Class I	45,076,612
627,826	Blackrock Strategic Municipal Opportunities Fund - Institutional Class	7,433,460
945,671	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	13,192,104
1,776,221	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	18,490,458
2,242,258	DoubleLine Total Return Bond Fund - Class I	24,485,454
7,323,927	Ivy Municipal High Income Fund - Class I	39,329,489
2,369,996	JPMorgan Emerging Markets Debt Fund - Select Class	19,907,963
1,952,790	MainStay High Yield Municipal Bond Fund - Institutional Class	24,917,606
412,023	Nuveen High Income Bond Fund - Class I	3,119,013
888,709	Nuveen High Yield Municipal Bond Fund - Institutional Class	15,845,677
207,667	Nuveen Symphony Credit Opportunities Fund - Class I	4,176,176
3,936,411	Oppenheimer Rochester High Yield Municipal Fund - Class Y	29,129,440
3,219,356	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	33,899,820
886,495	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,379,121
2,608,552	PIMCO High Yield Fund - Institutional Class	23,033,512
828,613	PIMCO Mortgage Opportunities Fund - Institutional Class	9,255,606
2,682,563	Principal Preferred Securities Fund - Institutional Class	27,469,443
799,664	Salient Select Income Fund - Institutional Class +	19,607,750
2,146,949	TCW Total Return Bond Fund - Class I	22,392,675
2,188,689	Western Asset Managed Municipals Fund - Class I	37,054,501
		427,195,880
	EQUITY FUNDS - 8.0%
1,739,851	Deutsche Global Infrastructure Fund - Institutional Class	25,088,651
698,816	Highland Global Allocation Fund	6,939,241
66,014	Oppenheimer Global Opportunities Fund	3,385,217
242,809	Voya International Real Estate Fund	2,221,707
		37,634,816

	TOTAL MUTUAL FUNDS (Cost $446,012,349)	469,289,523

See accompanying notes to financial statements.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
189,946	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.29% * (Cost $189,946)	$189,946

	TOTAL INVESTMENTS - 100.1% (Cost $446,202,295) (a)	$469,479,469
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(347,170)
	NET ASSETS - 100%	$469,132,299

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $446,208,260 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$23,337,011
Unrealized Depreciation:	(65,802)
Net Unrealized Appreciation:	$23,271,209

+	Affiliated company - Sierra Core holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Value
	MUTUAL FUNDS - 100.0%
	ALTERNATIVE INVESTMENT - 4.1%
1,817,928	AQR Equity Market Neutral Fund - Class I	$21,215,222

	ASSET ALLOCATION FUND - 0.3%
194,481	Arrow Alternative Solutions Fund - Institutional Class	1,772,914

	DEBT FUNDS - 95.6%
3,429,829	AB High Income - Class I	29,736,620
932,661	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	7,591,859
2,579,923	Ashmore Emerging Markets Total Return Fund - Institutional Class	21,232,770
370,692	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	5,171,154
652,868	Columbia U.S. Government Mortgage Fund - Class Z	3,610,361
2,273,620	DoubleLine Total Return Bond Fund - Class I	24,827,929
1,348,354	Highland Floating Rate Opportunities Fund - Class Z	9,532,861
1,125,369	Invesco Floating Rate Fund - Class Y	8,395,254
2,720,608	JPMorgan Emerging Markets Debt Fund - Select Class	22,853,109
1,316,827	JPMorgan Mortgage-Backed Securities Fund - Select Class	15,051,331
2,129,417	Lord Abbett High Yield Municipal Bond Fund - Class A	25,915,005
1,696,129	MainStay Floating Rate Fund - Class I	15,740,073
2,684,016	MainStay High Yield Municipal Bond Fund - Class I	34,248,039
1,296,380	Nuveen High Income Bond Fund - Class I	9,813,598
3,088,343	Nuveen High Yield Municipal Bond Fund - Institutional Class	55,065,151
313,252	Nuveen Symphony Credit Opportunities Fund - Class I	6,299,505
235,449	Oppenheimer International Bond Fund	1,400,923
729,702	Oppenheimer Senior Floating Rate Fund	5,808,428
1,886,403	PIMCO Diversified Income Fund	20,410,878
1,484,028	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	15,626,813
401,543	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,168,016
1,315,585	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	13,918,886
3,513,396	PIMCO High Yield Fund - Class I	31,023,288
2,064,177	PIMCO High Yield Municipal Bond Fund - Institutional Class	19,052,356
2,385	PIMCO Income Fund - Institutional Class	28,768
1,590,996	PIMCO Mortgage Opportunities Fund - Institutional Class	17,771,429
553,244	Principal Preferred Securities Fund - Institutional Class	5,665,214
1,001,728	Prudential Muni High Income Fund - Class Z	10,598,278
588,108	Salient Select Income Fund - Institutional Class	14,420,399
469,039	TCW Emerging Markets Income Fund - Class I	3,954,000
1,176,397	TCW Total Return Bond Fund - Class I	12,269,824
1,576,862	Thompson Bond Fund	17,629,314
440,435	Western Asset Managed Municipals Fund - Class I	7,456,556
		496,287,989

	TOTAL MUTUAL FUNDS (Cost $499,001,176)	519,276,125

See accompanying notes to financial statements.

 Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
7,908,100	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.29% * (Cost $7,908,100)	$7,908,100

	TOTAL INVESTMENTS - 101.5% (Cost $506,909,276) (a)	$527,184,225
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(7,748,516)
	NET ASSETS - 100%	$519,435,709

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $506,944,699 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$20,290,306
Unrealized Depreciation:	(50,780)
Net Unrealized Appreciation:	$20,239,526

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

See accompanying notes to financial statements.

 THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$428,802,431	$506,909,276
Affiliated companies, At cost	17,399,864	—
Total investments, At cost	$446,202,295	$506,909,276
Unaffiliated companies, At value	449,871,719	$527,184,225
Affiliated companies, At value	19,607,750	—
Total investments, At value	$469,479,469	$527,184,225
Cash	—	—
Receivable for Fund shares sold	408,695	1,134,551
Dividends and interest receivable	154	292
Prepaid expenses and other assets	98,728	51,687
TOTAL ASSETS	469,987,046	528,370,755

LIABILITIES
Payable for investments purchased	—	7,908,000
Payable for Fund shares repurchased	157,694	608,977
Investment advisory fees payable	491,169	221,153
Distribution (12b-1) fees payable	90,102	103,483
Payable to related parties	40,579	43,021
Accrued expenses and other liabilities	75,203	50,412
TOTAL LIABILITIES	854,747	8,935,046
NET ASSETS	$469,132,299	$519,435,709

Net Assets Consist Of:
Paid in capital	$461,812,223	$508,629,286
Undistributed net investment income	1,404,532	241,635
Accumulated net realized loss from security transactions	(17,361,630)	(9,710,161)
Net unrealized appreciation of investments	23,277,174	20,274,949
NET ASSETS	$469,132,299	$519,435,709

See accompanying notes to financial statements.

 THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2016

	Sierra Core		Sierra Strategic
	Retirement Fund		Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$53,733,334		$55,681,169
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,323,410		2,610,447
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.13		$21.33
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.54		$22.63

Class C Shares:
Net Assets	$80,103,372		$74,969,023
Shares of beneficial interest outstanding($0 par value, unlimited shares authorized)	3,437,955		3,521,392
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.30		$21.29

Class I Shares:
Net Assets	$37,452,122		$86,734,991
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,621,707		4,061,078
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.09		$21.36	(b)

Class R Shares:
Net Assets	$279,566,343		$301,946,265
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,182,276		14,209,157
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.95		$21.25

Class Y Shares:
Net Assets			$104,261
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			4,919
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share			$21.20	(b)

Class A1 Shares:
Net Assets	$3,255,392
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	139,399
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.35
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.77

Class I1 Shares:
Net Assets	$15,021,736
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	646,227
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.25	(b)

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The NAV and offering price shown above differs from the traded NAV on September 30, 2016 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

 THE SIERRA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2016

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$16,421,054	$15,385,299
Dividends from affiliated companies	725,751	—
Interest	18,076	13,124
TOTAL INVESTMENT INCOME	17,164,881	15,398,423

EXPENSES
Investment advisory fees	5,508,810	2,926,441
Distribution (12b-1) fees:
Class A	136,043	173,573
Class C	823,154	535,837
Class I	116,785	210,235
Class A1	11,329	—
Class I1	66,189	—
Non 12b-1 shareholder servicing	484,076	431,698
Administrative services fees	296,095	278,514
Transfer agent fees	125,074	139,430
Registration fees	91,257	80,121
Accounting services fees	71,602	66,866
Printing and postage expenses	58,274	49,911
Custodian fees	55,844	55,432
Professional fees	33,989	30,048
Compliance officer fees	16,492	13,517
Insurance expense	15,500	10,801
Trustees fees and expenses	9,034	9,034
Other expenses	4,013	2,980
TOTAL EXPENSES	7,923,560	5,014,438

Less: Fees waived by the Adviser	(159,472)	(336,887)

NET EXPENSES	7,764,088	4,677,551
NET INVESTMENT INCOME	9,400,793	10,720,872

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	(5,956,037)	(2,497,109)
Security transactions, affiliated companies	(319,260)	—
Distributions of capital gains from underlying investment companies	677,077	109,871
	(5,598,220)	(2,387,238)
Net change in unrealized appreciation of:
Investments, unaffiliated companies	18,600,894	21,046,213
Investments, affiliated companies	2,207,886	—
	20,808,780	21,046,213

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,210,560	18,658,975

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,611,353	$29,379,847

See accompanying notes to financial statements.

 SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2015
FROM OPERATIONS
Net investment income	$9,400,793	$12,518,678
Net realized loss from security transactions	(6,275,297)	(13,874,439)
Distributions of capital gains from underlying investment companies	677,077	1,730,532
Net change in unrealized appreciation (depreciation) of investments	20,808,780	(9,868,506)
Net increase (decrease) in net assets resulting from operations	24,611,353	(9,493,735)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,171,449)	(1,573,990)
Class C	(1,150,282)	(1,219,198)
Class I	(939,850)	(1,607,019)
Class R	(5,902,534)	(5,999,647)
Class A1	(60,994)	(45,466)
Class I1	(321,461)	(618,234)
Net decrease in net assets resulting from distributions to shareholders	(9,546,570)	(11,063,554)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,634,478	16,541,468
Class C	10,237,421	23,196,881
Class I	3,360,650	19,804,000
Class R	130,062,284	95,636,734
Class A1	1,898,627	1,085,720
Class I1	4,092,933	16,447,968
Net asset value of shares issued in reinvestment of distributions:
Class A	1,073,365	1,318,739
Class C	1,089,760	1,078,795
Class I	842,631	1,426,880
Class R	5,330,427	5,390,114
Class A1	49,917	34,682
Class I1	283,668	568,028
Payments for shares redeemed:
Class A	(20,191,778)	(44,167,950)
Class C	(23,078,558)	(24,630,836)
Class I	(30,316,201)	(58,097,539)
Class R	(92,709,850)	(210,071,674)
Class A1	(1,073,590)	(584,508)
Class I1	(12,444,529)	(34,308,254)
Net decrease in net assets resulting from shares of beneficial interest	(10,858,345)	(189,330,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,206,438	(209,888,041)

NET ASSETS
Beginning of Year	464,925,861	674,813,902
End of Year *	$469,132,299	$464,925,861
* Includes undistributed net investment income of:	$1,404,532	$1,562,885

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2015
SHARE ACTIVITY
Class A:
Shares Sold	470,948	709,209
Shares Reinvested	47,578	57,015
Shares Redeemed	(900,108)	(1,902,004)
Net decrease in shares of beneficial interest outstanding	(381,582)	(1,135,780)

Class C:
Shares Sold	452,353	991,541
Shares Reinvested	47,993	46,227
Shares Redeemed	(1,020,289)	(1,057,342)
Net decrease in shares of beneficial interest outstanding	(519,943)	(19,574)

Class I:
Shares Sold	148,996	850,600
Shares Reinvested	37,487	61,788
Shares Redeemed	(1,352,111)	(2,503,145)
Net decrease in shares of beneficial interest outstanding	(1,165,628)	(1,590,757)

Class R:
Shares Sold	5,811,501	4,155,832
Shares Reinvested	237,720	235,073
Shares Redeemed	(4,151,842)	(9,131,399)
Net increase (decrease) in shares of beneficial interest outstanding	1,897,379	(4,740,494)

Class A1
Shares Sold	83,886	46,151
Shares Reinvested	2,189	1,485
Shares Redeemed	(47,308)	(25,183)
Net increase in shares of beneficial interest outstanding	38,767	22,453

Class I1
Shares Sold	181,056	700,966
Shares Reinvested	12,528	24,382
Shares Redeemed	(553,566)	(1,475,283)
Net decrease in shares of beneficial interest outstanding	(359,982)	(749,935)

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2015
FROM OPERATIONS
Net investment income	$10,720,872	$11,991,785
Net realized loss from security transactions	(2,497,109)	(8,526,745)
Distributions of capital gains from underlying investment companies	109,871	785,352
Net change in unrealized appreciation (depreciation) of investments	21,046,213	(6,949,176)
Net increase (decrease) in net assets resulting from operations	29,379,847	(2,698,784)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(16,278)
Class C	—	(11,084)
Class I	—	(34,545)
Class R	—	(74,095)
Class Y	—	(3,249)
From net investment income:
Class A	(1,207,293)	(1,059,858)
Class C	(1,208,565)	(772,312)
Class I	(1,517,128)	(1,966,250)
Class R	(7,599,604)	(6,934,572)
Class Y	(67,176)	(221,879)
Net decrease in net assets resulting from distributions to shareholders	(11,599,766)	(11,094,122)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	39,463,556	27,405,051
Class C	48,052,227	24,712,995
Class I	74,217,521	75,492,234
Class R	179,361,722	131,546,948
Net asset value of shares issued in reinvestment of distributions:
Class A	1,139,858	1,018,256
Class C	1,132,428	679,865
Class I	1,439,738	1,853,327
Class R	7,306,397	6,457,260
Class Y	67,175	225,127
Payments for shares redeemed:
Class A	(22,294,431)	(28,243,800)
Class C	(15,458,142)	(6,639,192)
Class I	(36,745,435)	(111,056,511)
Class R	(112,797,876)	(69,089,783)
Class Y	(5,830,622)	(1,952,316)
Net increase in net assets resulting from shares of beneficial interest	159,054,116	52,409,461

TOTAL INCREASE IN NET ASSETS	176,834,197	38,616,555

NET ASSETS
Beginning of Year	342,601,512	303,984,957
End of Year *	$519,435,709	$342,601,512
* Includes undistributed net investment income of:	$241,635	$1,120,529

See accompanying notes to financial statements.

 SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2015
SHARE ACTIVITY
Class A:
Shares Sold	1,902,929	1,298,051
Shares Reinvested	54,839	48,498
Shares Redeemed	(1,073,883)	(1,341,362)
Net increase in shares of beneficial interest outstanding	883,885	5,187

Class C:
Shares Sold	2,317,475	1,174,549
Shares Reinvested	54,534	32,479
Shares Redeemed	(747,318)	(317,621)
Net increase in shares of beneficial interest outstanding	1,624,691	889,407

Class I:
Shares Sold	3,564,534	3,562,459
Shares Reinvested	69,018	87,938
Shares Redeemed	(1,784,482)	(5,266,110)
Net increase (decrease) in shares of beneficial interest outstanding	1,849,070	(1,615,713)

Class R:
Shares Sold	8,658,857	6,251,022
Shares Reinvested	352,956	308,498
Shares Redeemed	(5,468,323)	(3,309,770)
Net increase in shares of beneficial interest outstanding	3,543,490	3,249,750

Class Y:
Shares Reinvested	3,308	10,756
Shares Redeemed	(284,389)	(92,892)
Net decrease in shares of beneficial interest outstanding	(281,081)	(82,136)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	2016	2015	2014	2013	2012
Net asset value, beginning of year	$22.36	$23.29	$23.05	$23.68	$23.12
Activity from investment operations:
Net investment income (1)	0.48	0.53	0.71	0.58	0.75
Net realized and unrealized gain (loss) on investments	0.78	(0.99)	0.50	(0.70)	0.56
Total from investment operations	1.26	(0.46)	1.21	(0.12)	1.31

Less distributions from:
Net investment income	(0.49)	(0.47)	(0.85)	(0.51)	(0.65)
Net realized gains	—	—	(0.06)	—	(0.10)
Return of capital	—	—	(0.06)	—	—
Total distributions	(0.49)	(0.47)	(0.97)	(0.51)	(0.75)
Net asset value, end of year	$23.13	$22.36	$23.29	$23.05	$23.68
Total return (2)	5.72%	(2.01)%	5.40%	(0.53)%	5.80%
Net assets, at end of year (000s)	$53,733	$60,478	$89,441	$120,236	$151,147

Ratio of gross expenses to average net assets (3)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net expenses to average net assets (3)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net investment income to average net assets (3)(4)	2.13%	2.28%	3.05%	2.45%	3.21%
Portfolio Turnover Rate	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	2016	2015	2014	2013	2012
Net asset value, beginning of year	$22.52	$23.45	$23.20	$23.90	$23.33
Activity from investment operations:
Net investment income (1)	0.31	0.34	0.53	0.34	0.58
Net realized and unrealized gain (loss) on investments	0.79	(0.97)	0.51	(0.65)	0.57
Total from investment operations	1.10	(0.63)	1.04	(0.31)	1.15

Less distributions from:
Net investment income	(0.32)	(0.30)	(0.67)	(0.39)	(0.48)
Net realized gains	—	—	(0.06)	—	(0.10)
Return of capital	—	—	(0.06)	—	—
Total distributions	(0.32)	(0.30)	(0.79)	(0.39)	(0.58)
Net asset value, end of year	$23.30	$22.52	$23.45	$23.20	$23.90
Total return (2)	4.93%	(2.72)%	4.61%	(1.33)%	5.03%
Net assets, at end of year (000s)	$80,103	$89,132	$93,291	$99,156	$67,550

Ratio of gross expenses to average net assets (3)	2.50%	2.47%	2.44%	2.43%	2.46%
Ratio of net expenses to average net assets (3)	2.50%	2.47%	2.44%	2.43%	2.46%
Ratio of net investment income to average net assets (3)(4)	1.37%	1.46%	2.26%	1.44%	2.46%
Portfolio Turnover Rate	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	2016	2015	2014	2013	2012
Net asset value, beginning of year	$22.32	$23.25	$23.01	$23.65	$23.09
Activity from investment operations:
Net investment income (1)	0.47	0.54	0.70	0.57	0.75
Net realized and unrealized gain (loss) on investments	0.79	(1.00)	0.51	(0.70)	0.56
Total from investment operations	1.26	(0.46)	1.21	(0.13)	1.31

Less distributions from:
Net investment income	(0.49)	(0.47)	(0.85)	(0.51)	(0.65)
Net realized gains	—	—	(0.06)	—	(0.10)
Return of capital	—	—	(0.06)	—	—
Total distributions	(0.49)	(0.47)	(0.97)	(0.51)	(0.75)
Net asset value, end of year	$23.09	$22.32	$23.25	$23.01	$23.65
Total return (2)	5.71%	(2.02)%	5.42%	(0.58)%	5.80%
Net assets, at end of year (000s)	$37,452	$62,223	$101,798	$122,694	$162,212

Ratio of gross expenses to average net assets (3)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net expenses to average net assets (3)	1.75%	1.71%	1.69%	1.68%	1.71%
Ratio of net investment income to average net assets (3)(4)	2.11%	2.33%	3.00%	2.45%	3.21%
Portfolio Turnover Rate	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class R Shares	2016	2015	2014	2013	2012
Net asset value, beginning of year	$22.19	$23.12	$22.89	$23.51	$22.96
Activity from investment operations:
Net investment income (1)	0.54	0.56	0.73	0.61	0.80
Net realized and unrealized gain (loss) on investments	0.77	(0.96)	0.53	(0.68)	0.56
Total from investment operations	1.31	(0.40)	1.26	(0.07)	1.36

Less distributions from:
Net investment income	(0.55)	(0.53)	(0.91)	(0.55)	(0.71)
Net realized gains	—	—	(0.06)	—	(0.10)
Return of capital	—	—	(0.06)	—	—
Total distributions	(0.55)	(0.53)	(1.03)	(0.55)	(0.81)
Net asset value, end of year	$22.95	$22.19	$23.12	$22.89	$23.51
Total return (2)	5.99%	(1.80)%	5.64%	(0.34)%	6.04%
Net assets, at end of year (000s)	$279,566	$228,215	$347,370	$328,794	$374,808

Ratio of gross expenses to average net assets (3)(4)	1.50%	1.51%	1.44%	1.47%	1.46%
Ratio of net expenses to average net assets (4)	1.50%	1.50%	1.44%	1.47%	1.46%
Ratio of net investment income to average net assets (4)(5)	2.41%	2.45%	3.16%	2.62%	3.46%
Portfolio Turnover Rate	153%	131%	78%	234%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30,	September 30,	September 30,	September 30,		September 30,
Class A1 Shares	2016	2015	2014	2013		2012 (1)
Net asset value, beginning of period	$22.58	$23.51	$23.16	$23.84		$23.36
Activity from investment operations:
Net investment income (2)	0.46	0.46	0.74	0.15		0.22
Net realized and unrealized gain (loss) on investments	0.77	(0.95)	0.43	(0.32)		0.42
Total from investment operations	1.23	(0.49)	1.17	(0.17)		0.64

Less distributions from:
Net investment income	(0.46)	(0.44)	(0.70)	(0.51)		(0.16)
Net realized gains	—	—	(0.06)	—		—
Return of capital	—	—	(0.06)	—		—
Total distributions	(0.46)	(0.44)	(0.82)	(0.51)		(0.16)
Net asset value, end of period	$23.35	$22.58	$23.51	$23.16		$23.84
Total return (3)	5.53%	(2.13)%	5.21%	(0.74)%		2.75	% (8)
Net assets, at end of period (000s)	$3,255	$2,272	$1,838	$12,103		$338

Ratio of gross expenses to average net assets (4)(6)	1.90%	1.87%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90%	1.87%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.01%	1.96%	3.18%	0.66%		3.06	% (5)
Portfolio Turnover Rate	153%	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s A1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30,	September 30,	September 30,	September 30,		September 30,
Class I1 Shares	2016	2015	2014	2013		2012 (1)
Net asset value, beginning of period	$22.47	$23.39	$23.15	$23.80		$23.32
Activity from investment operations:
Net investment income (2)	0.44	0.49	0.64	0.51		0.23
Net realized and unrealized gain (loss) on investments	0.79	(0.98)	0.54	(0.67)		0.42
Total from investment operations	1.23	(0.49)	1.18	(0.16)		0.65

Less distributions from:
Net investment income	(0.45)	(0.43)	(0.82)	(0.49)		(0.17)
Net realized gains	—	—	(0.06)	—		—
Return of capital	—	—	(0.06)	—		—
Total distributions	(0.45)	(0.43)	(0.94)	(0.49)		(0.17)
Net asset value, end of period	$23.25	$22.47	$23.39	$23.15		$23.80
Total return (3)	5.56%	(2.14)%	5.23%	(0.69)%		2.77	% (8)
Net assets, at end of period(000s)	$15,022	$22,606	$41,076	$32,220		$14,127

Ratio of gross expenses to average net assets (4)(6)	1.90%	1.86%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90%	1.86%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	1.95%	2.12%	2.73%	2.15%		3.06	% (5)
Portfolio Turnover Rate	153%	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s I1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.45	$21.22	$20.69	$21.04	$20.00
Activity from investment operations:
Net investment income (2)	0.55	0.71	0.77	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.90	(0.86)	0.66	(0.33)	0.93
Total from investment operations	1.45	(0.15)	1.43	0.22	1.50

Less distributions from:
Net investment income	(0.57)	(0.61)	(0.79)	(0.57)	(0.46)
Net realized gains	—	(0.01)	(0.11)	—	—
Total distributions	(0.57)	(0.62)	(0.90)	(0.57)	(0.46)
Net asset value, end of period	$21.33	$20.45	$21.22	$20.69	$21.04
Total return (3)	7.21%	(0.76)%	7.11%	1.04%	7.58	% (8)
Net assets, at end of period (000s)	$55,681	$35,302	$36,524	$29,520	$11,685

Ratio of gross expenses to average net assets (4)(6)	1.45%	1.37%	1.36%	1.37%	1.45	% (5)
Ratio of net expenses to average net assets (6)	1.30%	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.65%	3.36%	3.66%	2.59%	3.55	% (5)
Portfolio Turnover Rate	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class A shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.41	$21.19	$20.67	$21.03	$20.00
Activity from investment operations:
Net investment income (2)	0.43	0.56	0.65	0.62	0.47
Net realized and unrealized gain (loss) on investments	0.90	(0.84)	0.65	(0.52)	0.93
Total from investment operations	1.33	(0.28)	1.30	0.10	1.40

Less distributions from:
Net investment income	(0.45)	(0.49)	(0.67)	(0.46)	(0.37)
Net realized gains	—	(0.01)	(0.11)	—	—
Total distributions	(0.45)	(0.50)	(0.78)	(0.46)	(0.37)
Net asset value, end of period	$21.29	$20.41	$21.19	$20.67	$21.03
Total return (3)	6.61%	(1.37)%	6.43%	0.43%	7.07	% (8)
Net assets, at end of period (000s)	$74,969	$38,718	$21,346	$16,597	$32,392

Ratio of gross expenses to average net assets (4)(6)	2.05%	1.98%	1.96%	1.95%	2.10	% (5)
Ratio of net expenses to average net assets (6)	1.90%	1.90%	1.90%	1.90%	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.06%	2.67%	3.08%	2.93%	2.93	% (5)
Portfolio Turnover Rate	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class C shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.48	$21.24	$20.72	$21.07	$20.00
Activity from investment operations:
Net investment income (2)	0.57	0.71	0.73	0.52	0.62
Net realized and unrealized gain (loss) on investments	0.88	(0.86)	0.70	(0.29)	0.92
Total from investment operations	1.45	(0.15)	1.43	0.23	1.54

Less distributions from:
Net investment income	(0.57)	(0.60)	(0.80)	(0.58)	(0.47)
Net realized gains	—	(0.01)	(0.11)	—	—
Total distributions	(0.57)	(0.61)	(0.91)	(0.58)	(0.47)
Net asset value, end of period	$21.36	$20.48	$21.24	$20.72	$21.07
Total return (3)	7.21%	(0.73)%	7.07%	1.04%	7.75	% (8)
Net assets, at end of period (000s)	$86,735	$45,292	$81,311	$31,523	$9,717

Ratio of gross expenses to average net assets (4)(6)	1.45%	1.35%	1.36%	1.37%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.30%	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.72%	3.34%	3.43%	2.45%	3.87	% (5)
Portfolio Turnover Rate	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class I shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class R Shares	2016	2015	2014		2013	2012 (1)
Net asset value, beginning of period	$20.39	$21.17	$20.66		$21.02	$20.00
Activity from investment operations:
Net investment income (2)	0.61	0.76	0.83		0.52	0.63
Net realized and unrealized gain (loss) on investments	0.90	(0.84)	0.67		(0.23)	0.90
Total from investment operations	1.51	(0.08)	1.50		0.29	1.53

Less distributions from:
Net investment income	(0.65)	(0.69)	(0.88)		(0.65)	(0.51)
Net realized gains	—	(0.01)	(0.11)		—	—
Total distributions	(0.65)	(0.70)	(0.99)		(0.65)	(0.51)
Net asset value, end of period	$21.25	$20.39	$21.17		$20.66	$21.02
Total return (3)	7.55%	(0.42)%	7.44%		1.34%	7.73	% (8)
Net assets, at end of period (000s)	$301,946	$217,467	$157,023		$116,203	$12,812

Ratio of gross expenses to average net assets (4)(6)	1.05%	0.97%	0.96%		0.97%	1.11	% (5)
Ratio of net expenses to average net assets (6)	1.00%	0.97%	0.96	% (9)	0.97%	1.00	% (5)
Ratio of net investment income to average net assets (6)(7)	2.92%	3.61%	3.97%		2.46%	3.91	% (5)
Portfolio Turnover Rate	115%	149%	73%		215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class R shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class Y Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.36	$21.14	$20.62	$20.98	$20.00
Activity from investment operations:
Net investment income (2)	0.52	0.79	0.86	0.96	0.60
Net realized and unrealized gain (loss) on investments	0.97	(0.87)	0.65	(0.67)	0.93
Total from investment operations	1.49	(0.08)	1.51	0.29	1.53

Less distributions from:
Net investment income	(0.65)	(0.69)	(0.88)	(0.65)	(0.55)
Net realized gains	—	(0.01)	(0.11)	—	—
Total distributions	(0.65)	(0.70)	(0.99)	(0.65)	(0.55)
Net asset value, end of period	$21.20	$20.36	$21.14	$20.62	$20.98
Total return (3)	7.46%	(0.42)%	7.51%	1.35%	7.76	% (8)
Net assets, at end of period (000s)	$104	$5,822	$7,781	$11,261	$83,397

Ratio of gross expenses to average net assets (4)(6)	0.97%	0.96%	0.95%	0.95%	1.16	% (5)
Ratio of net expenses to average net assets (6)	0.95%	0.95%	0.95%	0.95%	0.95	% (5)
Ratio of net investment income to average net assets (6)(7)	2.56%	3.75%	4.11%	4.56%	3.76	% (5)
Portfolio Turnover Rate	115%	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund Class Y shares commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. SCRF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$469,289,523	$—	$—	$469,289,523
Short-Term Investment	189,946	—	—	189,946
Total	$469,479,469	$—	$—	$469,479,469

Sierra Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$519,276,125	$—	$—	$519,276,125
Short-Term Investment	7,908,100	—	—	7,908,100
Total	$527,184,225	$—	$—	$527,184,225

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year end September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $755,245,303 and $629,750,124, respectively for SCRF. For the year end September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $613,472,611 and $427,317,016, respectively for SSIF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF. For the year end September 30, 2016, SCRF incurred $5,508,810 in advisory fees and SSIF incurred $2,926,441 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2017 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and either Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year end September 30, 2016, the Adviser waived $159,472 with respect to SCRF and $336,887 with respect to SSIF under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2017	9/30/2018	9/30/2019
SCRF	$—	$29,730	$159,472
SSIF	$60,683	$90,918	$336,887

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of SCRF’s Class A and Class A1 shares, respectively, for the year end September 30, 2016 the Distributor received $211,661 and $87,608 from front-end sales charges of which $11,751 and $4,833 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the year end September 30, 2016, the Distributor received $359,229 from front-end sales charge of which $21,908 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at September 30, 2016 are noted in the Funds’ Portfolio of Investments. Transactions during the year ended September 30, 2016 with companies which are affiliates are as follows for the SCRF Fund:

		Value -				Dividends	Change in		Shares -
		Beginning of			Realized	Credited to	Unrealized	Value - End of	End of
Cusip	Description	Year	Purchases	Sales Proceeds	Losses	Income	Appreciation	Year	Year
34987A160	Salient Select Income Fund	$—	$31,284,886	$13,565,762	$(319,260)	$725,751	$2,207,886	$19,607,750	779,664

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$9,546,570	$—	$—	$9,546,570
Sierra Strategic Income Fund	11,599,766	—	—	11,599,766

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2015	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$11,063,554	$—	$—	11,063,554
Sierra Strategic Income Fund	10,954,871	139,251	—	11,094,122

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Sierra Core Retirement Fund	$1,404,532	$—	$(5,121,064)	$(12,234,601)	$—	$23,271,209	$7,320,076
Sierra Strategic Income Fund	241,635	—	(498,797)	(9,175,941)	—	20,239,526	10,806,423

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Sierra Core Retirement Fund	$5,121,064
Sierra Strategic Income Fund	498,797

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Sierra Core Retirement Fund	$12,234,601	$—	$12,234,601
Sierra Strategic Income Fund	9,175,941	—	9,175,941

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sierra Core Retirement Fund	$—	$(12,576)	$12,576
Sierra Strategic Income Fund	—	—	—

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Dividends: The Board declared the following monthly dividends:

		Dividend Per	Record	Payable
Fund		Share	Date	Date
Sierra Strategic Income Fund	Class A	0.0343	10/27/2016	10/28/2016
Sierra Strategic Income Fund	Class C	0.0253	10/27/2016	10/28/2016
Sierra Strategic Income Fund	Class I	0.0344	10/27/2016	10/28/2016
Sierra Strategic Income Fund	Class R	0.0402	10/27/2016	10/28/2016
Sierra Strategic Income Fund	Class Y	0.0402	10/27/2016	10/28/2016

Sierra Strategic Income Fund	Class A	0.0291	11/29/2016	11/28/2016
Sierra Strategic Income Fund	Class C	0.0193	11/29/2016	11/28/2016
Sierra Strategic Income Fund	Class I	0.0292	11/29/2016	11/28/2016
Sierra Strategic Income Fund	Class R	0.0357	11/29/2016	11/28/2016
Sierra Strategic Income Fund	Class Y	0.0357	11/29/2016	11/28/2016

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Sierra Core Retirement Fund
and Sierra Strategic Income Fund

We have audited the accompanying statements of assets and liabilities of the Sierra Core Retirement Fund and Sierra Strategic Income Fund (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolios of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sierra Core Retirement Fund and Sierra Strategic Income Fund as of September 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 29, 2016

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period**
Actual	4/1/2016	9/30/2016	4/1/16 — 9/30/16	4/1/16 — 9/30/16
Sierra Core Retirement Class A	$1,000.00	$1,048.70	$8.96	1.75%
Sierra Core Retirement Class C	1,000.00	1,044.90	12.78	2.50%
Sierra Core Retirement Class I	1,000.00	1,048.30	8.96	1.75%
Sierra Core Retirement Class R	1,000.00	1,050.00	7.69	1.50%
Sierra Core Retirement Class A 1	1,000.00	1,047.90	9.73	1.90%
Sierra Core Retirement Class I1	1,000.00	1,047.70	9.73	1.90%
Sierra Strategic Income Class A	1,000.00	1,051.30	6.67	1.30%
Sierra Strategic Income Class C	1,000.00	1,048.40	9.73	1.90%
Sierra Strategic Income Class I	1,000.00	1,050.80	6.67	1.30%
Sierra Strategic Income Class R	1,000.00	1,052.60	5.13	1.00%
Sierra Strategic Income Class Y	1,000.00	1,051.70	4.87	0.95%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2016

Hypothetical	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period**
(5% return before expenses)	4/1/2016	9/30/2016	4/1/16 – 9/30/16	4/1/16 – 9/30/16
Sierra Core Retirement Class A	$1,000.00	$1,016.25	$8.82	1.75%
Sierra Core Retirement Class C	1,000.00	1,012.50	12.58	2.50%
Sierra Core Retirement Class I	1,000.00	1,016.25	8.82	1.75%
Sierra Core Retirement Class R	1,000.00	1,017.50	7.57	1.50%
Sierra Core Retirement Class A 1	1,000.00	1,015.50	9.57	1.90%
Sierra Core Retirement Class I1	1,000.00	1,015.50	9.57	1.90%
Sierra Strategic Income Class A	1,000.00	1,018.50	6.56	1.30%
Sierra Strategic Income Class C	1,000.00	1,015.50	9.57	1.90%
Sierra Strategic Income Class I	1,000.00	1,018.50	6.56	1.30%
Sierra Strategic Income Class R	1,000.00	1,020.00	5.05	1.00%
Sierra Strategic Income Class Y	1,000.00	1,020.25	4.80	0.95%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2016

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	117	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	117	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund; Altegris KKR Commitments Fund (since 2014) and Ramius Archview Credit and Distressed Fund (since 2015)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	105	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	142	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	142	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

9/30/16 – NLFT_v2

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	105	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

9/30/16 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $ 28,900

2015 - $ 28,400

(b)	Audit-Related Fees

2016 – None

2015 – None

(c)	Tax Fees

2016 – $ 4,400

2015 – $ 4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2015 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2015
Audit-Related Fees: 0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $ 4,400

2015 - $ 4,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/08/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 12/08/16